EQUITY INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2019
EQUITY INVESTMENTS
Schedule of long-term investments

Investments in equity investees

The following long-term investments were accounted for under the equity method as of June 30, 2018 and 2019 as indicated:

		Long-term		Advance
		investment, at	Share of	to
	Interest	cost, less	undistributed	investee
June 30, 2018	held	impairment	profits	company	Total

Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$23,276	3,091	—	26,367
China Techenergy Co., Ltd.	40.00%	9,057	3,642	45	12,744
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	799	4,757	—	5,556
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,489	2,162	—	3,651
Beijing Hollysys Digital Technology Co.,Ltd.	25.00%	3,729	(192)	—	3,537
Shenzhen Hollysys Intelligent Technologies Co., Ltd.	60.00%	2,717	(1,445)	—	1,272
Beijing AIRmaker Technology Co., Ltd.	20.00%	151	—	—	151
Southcon Development Sdn Bhd.	30.00%	223	(112)	—	111
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	453	(453)	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	—	—	—	—
		$41,894	11,450	45	53,389

		Long-term		Advance
		investment, at	Share of	to
	Interest	cost, less	undistributed	investee
June 30, 2019	held	impairment	profits	company	Total

Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$22,456	2,491	—	24,947
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	771	5,054	—	5,825
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,436	1,778	—	3,214
China Techenergy Co., Ltd.	40.00%	—	2,989	—	2,989
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	4,110	(2,118)	—	1,992
HuNan LingXiang Maglev Technology Co., Ltd.	20.00%	1,456	(268)	—	1,188
Beijing AIRmaker Technology Co., Ltd.	20.00%	146	(23)	—	123
Southcon Development Sdn Bhd.	30.00%	217	(109)	—	108
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	437	(437)	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—
		$31,029	9,357	—	40,386